First Trust Indxx Global Natural Resources Income ETF Average Annual Total Returns			12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended	178 Months Ended	190 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Indxx Global Natural Resources Income Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		34.44%		13.19%	11.40%
MSCI ACWI Materials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.85%		6.63%	10.42%			5.10%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	12.60%	11.19%	11.72%	9.63%	9.54%	10.02%
First Trust Indxx Global Natural Resources Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			33.04%		12.02%	10.22%			(0.13%)
Performance Inception Date		Mar. 11, 2010
First Trust Indxx Global Natural Resources Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			31.70%		9.49%	8.00%			(1.73%)
First Trust Indxx Global Natural Resources Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.51%		8.24%	7.11%			(0.87%)

[1]	Effective on the close of business on December 18, 2015, the Fund's underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund's current underlying index had an inception date of June 12, 2015, it was not in existence for all the periods disclosed.